RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due from related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties	¥ 0	¥ 8,561
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Kincheng Bank
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties		¥ 6,268
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	srt:AffiliatedEntityMember	srt:AffiliatedEntityMember
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Due from related parties		¥ 2,293
Other Receivable, after Allowance for Credit Loss, Related Party [Extensible Enumeration]	us-gaap:OtherAffiliatesMember	us-gaap:OtherAffiliatesMember